Expense Example, No Redemption {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund - AMCIZ PRO-16 - Fidelity® Stock Selector Small Cap Fund	Dec. 30, 2022 USD ($)
Fidelity Stock Selector Small Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 691
3 Years	937
5 Years	1,202
10 Years	1,957
Fidelity Stock Selector Small Cap Fund-Class M
Expense Example, No Redemption:
1 Year	495
3 Years	802
5 Years	1,130
10 Years	2,057
Fidelity Stock Selector Small Cap Fund-Class C
Expense Example, No Redemption:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,123
Fidelity Stock Selector Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Stock Selector Small Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002